Income Taxes - Geographical Distribution of Income (Loss) before Income Taxes (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
United States	$ (6,501,997)	$ (9,740,066)
Foreign	(235,623)	0
Loss before provision for income tax	(6,737,620)	(9,740,066)
Loss resulting from discontinued operations	(5,305,894)	$ (6,168,480)
Taxes allocated to discontinued operations	$ 21,700